Prepaids and Other Current Assets	12 Months Ended
Dec. 31, 2021
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Prepaids and Other Current Assets
9. Prepaids and Other Current Assets

	Year Ending December 31,
	2021	2020
Prepaids and other current assets
Prepaids	$1,153	$243
Advances to suppliers	829	426
Other current assets	713	103

Total	$2,695	$772